Summary of Significant Accounting Policies (Details)		12 Months Ended
	Dec. 16, 2022 USD ($)	Oct. 31, 2023 USD ($) shares	Oct. 31, 2023 SGD ($) shares	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares		35,000,000	35,000,000
Earnout revenue
Earnout liability
Allowance for doubtful accounts		$ 983,784		$ 3,955,311
Advances from customer		3,463,413		10,067,278
Contract liabilities recognized revenue		$ 10,067,278		10,067,278
Lease term		1 year
Subsidies amounted		$ 20,922			$ 5,922
Employee benefits		$ 54,551		56,802	133,173
Amount of tax benefit		50.00%	50.00%
Total revenue, percentage		48.60%
Increase (Decrease) in Deferred Revenue		$ 95,300,000		185,300,000
Net income (loss)		(15,777,704)		23,596,914	$ 10,256,622
Cash		2,219,973		$ 21,572,030
Legal fess		$ 73,009	$ 100,000
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		15.00%	15.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		23.00%	23.00%	30.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		17.00%	17.00%	25.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		10.00%	10.00%
Supplier Concentration Risk [Member] | Purchases [Member] | One Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		24.00%	24.00%	42.50%	44.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		50.00%	50.00%	92.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		46.00%	46.00%